Summary of Significant Accounting Policies - Summary of New Standards and Interpretations Not Yet Adopted (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves	₩ (682,556)	₩ (143,985)
Retained earnings	42,974,658	41,125,712
Non-controllinginterests	3,666,334	3,430,441
Total equity	47,326,725	₩ 45,765,269	₩ 45,013,201	₩ 45,257,396
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves	(682,556)
Retained earnings	42,974,658
Non-controllinginterests	3,666,334
Total equity	45,958,436
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves	(401,344)
Retained earnings	368,612
Non-controllinginterests	(19,545)
Total equity	(52,277)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	(71,066)
Non-controllinginterests	(59,060)
Total equity	(130,126)
Currently Stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves	(1,083,900)
Retained earnings	43,272,204
Non-controllinginterests	3,587,729
Total equity	₩ 45,776,033